Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Victory Variable Insurance Funds II
Entity Central Index Key	0002042317
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000256345 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$105	1.00%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 105	[1]
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 10.85%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Index, returned 7.58%.
  The Portfolio’s Benchmark Relative Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio’s long average U.S. duration position of 0.1 years compared to the Benchmark had a slight negative impact as yields increased at the beginning of the period. However, the overall yield curve positioning in relation to the benchmark was beneficial.
  The Portfolio benefited from both its exposure to foreign holdings and catastrophe bonds, which are asset allocations outside of the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.85%	1.99%	3.64%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 28,692,892
Holdings Count | Holding	393	[2]
Advisory Fees Paid, Amount	$ 116,842
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,692,892%
Total number of portfolio holdings	393^^
Total advisory fee paid	$116,842
Portfolio turnover rate	48%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	39.4%
U.S. Government and Agency Obligations	30.1%
Collateralized Mortgage Obligations	8.5%
Commercial Mortgage-Backed Securities	5.7%
Asset Backed Securities	5.6%
Affiliated Closed-End Fund∞	5.2%
Foreign Government Bonds	3.3%
Senior Secured Floating Rate Loan Interests	1.3%
Preferred Stock	0.5%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256346 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Strategic Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Strategic Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 79	[3]
Expense Ratio, Percent	0.75%	[3]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 11.11%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Universal Index, returned 7.58%.
  The Portfolio’s Benchmark Relative Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio’s long average U.S. duration position of 0.1 years compared to the Benchmark had a slight negative impact as yields increased at the beginning of the period. However, the overall yield curve positioning in relation to the benchmark was beneficial.
  The Portfolio benefited from both its exposure to foreign holdings and catastrophe bonds, which are asset allocations outside of the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.11%	2.25%	3.90%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 28,692,892
Holdings Count | Holding	393	[4]
Advisory Fees Paid, Amount	$ 116,842
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,692,892%
Total number of portfolio holdings	393^^
Total advisory fee paid	$116,842
Portfolio turnover rate	48%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	39.4%
U.S. Government and Agency Obligations	30.1%
Collateralized Mortgage Obligations	8.5%
Commercial Mortgage-Backed Securities	5.7%
Asset Backed Securities	5.6%
Affiliated Closed-End Fund∞	5.2%
Foreign Government Bonds	3.3%
Senior Secured Floating Rate Loan Interests	1.3%
Preferred Stock	0.5%
Convertible Corporate Bonds	0.3%
Common Stocks	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Strategic Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Strategic Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256347 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Select Mid Cap GrowthVCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Portfolio”) (successor to Pioneer Select Mid Cap Growth VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.85%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 94	[5]
Expense Ratio, Percent	0.85%	[5]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 20.47%. For the same period, the Portfolio’s broad-based benchmark, the S&P 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell Midcap Growth Index, returned 8.66% over the period.
  Outperformance versus the performance benchmark for the period was driven by security selection in the information technology, financials and energy sectors.
  Security selection in both the communication services and health care sectors were the largest detractors from results relative to the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Russell Midcap Growth Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	20.47%	5.73%	11.93%
S&P 500 Index	17.88%	14.42%	14.82%
Russell Midcap Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 101,673,603
Holdings Count | Holding	80	[6]
Advisory Fees Paid, Amount	$ 734,052
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$101,673,603%
Total number of portfolio holdings	80^^
Total advisory fee paid	$734,052
Portfolio turnover rate	63%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	26.1%
Industrials	18.6%
Health Care	17.2%
Consumer Discretionary	16.7%
Financials	9.6%
Communication Services	3.9%
Utilities	3.0%
Energy	2.5%
Consumer Staples	0.9%
Basic Materials	0.9%
Real Estate	0.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Select Mid Cap Growth VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256350 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$106	1.01%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 106	[7]
Expense Ratio, Percent	1.01%	[7]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 10.86%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell Midcap Value Index, returned 11.05% over the period.
  The Portfolio, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, outperformance relative to its performance benchmark was driven by strong security selection. Specifically stock picks within the financials, consumer discretionary and communication services sectors.
  The Portfolio’s sector allocation results slightly detracted from performance relative to the Portfolio’s performance benchmark. In particular, the Portfolio’s underweight allocations to the information technology and overweight consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Index and the Russell Midcap Value Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	10.86%	10.88%	8.73%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 103,784,150
Holdings Count | Holding	64	[8]
Advisory Fees Paid, Amount	$ 663,651
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$103,784,150%
Total number of portfolio holdings	64^^
Total advisory fee paid	$663,651
Portfolio turnover rate	14%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	24.4%
Industrials	15.5%
Consumer Discretionary	9.1%
Energy	8.3%
Information Technology	8.1%
Utilities	7.9%
Real Estate	6.9%
Consumer Staples	6.7%
Health Care	6.2%
Communication Services	4.1%
Basic Materials	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256349 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Mid Cap Value VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the “Portfolio”) (successor to Pioneer Mid Cap Value VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.76%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 80	[9]
Expense Ratio, Percent	0.76%	[9]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 11.19%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell Midcap Value Index, returned 11.05% over the period.
  The Portfolio, which employs a higher quality and valuation sensitive approach to investing in mid cap value stocks, outperformance relative to its performance benchmark was driven by strong security selection. Specifically stock picks within the financials, consumer discretionary and communication services sectors.
  The Portfolio’s sector allocation results slightly detracted from performance relative to the Portfolio’s performance benchmark. In particular, the Portfolio’s underweight allocations to the information technology and overweight consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Index and the Russell Midcap Value Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.19%	11.16%	9.01%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell Midcap Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 103,784,150
Holdings Count | Holding	64	[10]
Advisory Fees Paid, Amount	$ 663,651
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$103,784,150%
Total number of portfolio holdings	64^^
Total advisory fee paid	$663,651
Portfolio turnover rate	14%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	24.4%
Industrials	15.5%
Consumer Discretionary	9.1%
Energy	8.3%
Information Technology	8.1%
Utilities	7.9%
Real Estate	6.9%
Consumer Staples	6.7%
Health Care	6.2%
Communication Services	4.1%
Basic Materials	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Mid Cap Value VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256352 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.90%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 94	[11]
Expense Ratio, Percent	0.90%	[11]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 8.16%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The Portfolio’s performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Index, returned 8.50% over the period.
  For the period, sector allocation was a detractor from benchmark relative performance with an underweight allocation to the outperforming Telecommunications sector and an overweight allocation to the underperforming Basic Industry sector both detracting from benchmark relative performance.
  Security selection contributed positively over the period with positive security selection contribution across several sectors including the Energy and Financial Services sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index, ICE BofA U.S. High Yield Index and the ICE BofA U.S. All-Convertibles Speculative Quality Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	8.16%	4.21%	5.49%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
ICE BofA U.S. All-Convertibles Speculative Quality Index	46.45%	8.53%	18.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 28,351,762
Holdings Count | Holding	181	[12]
Advisory Fees Paid, Amount	$ 151,341
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,351,762%
Total number of portfolio holdings	181^^
Total advisory fee paid	$151,341
Portfolio turnover rate	63%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	3.2%
Senior Secured Floating Rate Loan Interests	2.0%
Common Stocks	0.6%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256351 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer High Yield VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the “Portfolio”) (successor to Pioneer High Yield VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$120	1.15%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 120	[13]
Expense Ratio, Percent	1.15%	[13]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 7.92%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%. The Portfolio’s performance benchmark, the ICE Bank of America (BofA) U.S. High Yield Index, returned 8.50% over the period.
  For the period, sector allocation was a detractor from benchmark relative performance with an underweight allocation to the outperforming Telecommunications sector and an overweight allocation to the underperforming Basic Industry sector both detracting from benchmark relative performance.
  Security selection contributed positively over the period with positive security selection contribution across several sectors including the Energy and Financial Services sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index, ICE BofA U.S. High Yield Index and the ICE BofA U.S. All-Convertibles Speculative Quality Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	7.92%	3.95%	5.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. High Yield Index	8.50%	4.50%	6.45%
ICE BofA U.S. All-Convertibles Speculative Quality Index	46.45%	8.53%	18.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 28,351,762
Holdings Count | Holding	181	[14]
Advisory Fees Paid, Amount	$ 151,341
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$28,351,762%
Total number of portfolio holdings	181^^
Total advisory fee paid	$151,341
Portfolio turnover rate	63%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
Corporate Bonds	94.2%
Affiliated Closed-End Fund∞	3.2%
Senior Secured Floating Rate Loan Interests	2.0%
Common Stocks	0.6%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
†	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer High Yield VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer High Yield VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256353 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$110	0.99%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 110	[15]
Expense Ratio, Percent	0.99%	[15]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 23.07%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 (the S&P 500) Index, returned 17.88%.
  The Portfolio’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the S&P 500 Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	23.07%	14.69%	15.47%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 167,144,444
Holdings Count | Holding	45	[16]
Advisory Fees Paid, Amount	$ 1,004,344
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$167,144,444%
Total number of portfolio holdings	45^^
Total advisory fee paid	$1,004,344
Portfolio turnover rate	85%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.5%
Industrials	14.2%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256354 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Fund VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the “Portfolio”) (successor to Pioneer Fund VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$83	0.74%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 83	[17]
Expense Ratio, Percent	0.74%	[17]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 23.35%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 (the S&P 500) Index, returned 17.88%.
  The Portfolio’s annual outperformance relative to its broad-based benchmark was largely driven by its top-down thematic conviction to electrification. Portfolio management increased holdings to this theme early in the year as concerns around DeepSeek and tariffs created pressure on the equity markets.
  Detractors from benchmark relative performance included holdings in the health care and energy sectors.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the S&P 500 Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	23.35%	14.98%	15.75%
S&P 500 Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 167,144,444
Holdings Count | Holding	45	[18]
Advisory Fees Paid, Amount	$ 1,004,344
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$167,144,444%
Total number of portfolio holdings	45^^
Total advisory fee paid	$1,004,344
Portfolio turnover rate	85%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Information Technology	33.5%
Industrials	14.2%
Financials	12.0%
Health Care	8.4%
Basic Materials	7.0%
Utilities	6.8%
Communication Services	6.4%
Consumer Discretionary	5.4%
Energy	3.5%
Consumer Staples	2.8%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Fund VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Fund VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256355 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.78%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 82	[19]
Expense Ratio, Percent	0.78%	[19]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 11.40%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell 1000 Value Index, returned 15.91% over the period.
  Security selection in the communication services, consumer staples and industrials sectors were the largest detractors from results relative to the performance benchmark.
  The Portfolio’s security selection in both the financials and consumer discretionary sectors were the largest contributors to results relative to the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	11.40%	9.08%	9.38%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 73,357,181
Holdings Count | Holding	53	[20]
Advisory Fees Paid, Amount	$ 488,231
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$73,357,181%
Total number of portfolio holdings	53^^
Total advisory fee paid	$488,231
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	28.2%
Industrials	14.8%
Health Care	11.5%
Information Technology	9.5%
Consumer Discretionary	9.3%
Energy	8.9%
Communication Services	6.3%
Consumer Staples	5.3%
Utilities	3.0%
Basic Materials	2.2%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256356 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Equity Income VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the “Portfolio”) (successor to Pioneer Equity Income VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$109	1.03%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 109	[21]
Expense Ratio, Percent	1.03%	[21]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 11.14%. For the same period, the Portfolio’s broad-based benchmark, the Standard & Poor’s 500 Index, returned 17.88%. The Portfolio’s performance benchmark, the Russell 1000 Value Index, returned 15.91% over the period.
  Security selection in the communication services, consumer staples and industrials sectors were the largest detractors from results relative to the performance benchmark.
  The Portfolio’s security selection in both the financials and consumer discretionary sectors were the largest contributors to results relative to the performance benchmark during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Standard & Poor’s 500 Total Return Index and the Russell 1000 Value Total Return Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	11.14%	8.81%	9.11%
Standard & Poor’s 500 Index	17.88%	14.42%	14.82%
Russell 1000 Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 73,357,181
Holdings Count | Holding	53	[22]
Advisory Fees Paid, Amount	$ 488,231
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$73,357,181%
Total number of portfolio holdings	53^^
Total advisory fee paid	$488,231
Portfolio turnover rate	38%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of December 31, 2025 )*
Financials	28.2%
Industrials	14.8%
Health Care	11.5%
Information Technology	9.5%
Consumer Discretionary	9.3%
Energy	8.9%
Communication Services	6.3%
Consumer Staples	5.3%
Utilities	3.0%
Basic Materials	2.2%
Real Estate	1.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Equity Income VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Equity Income VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256357 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond VCT Portfolio
Class Name	Class II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$73	0.70%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 73	[23]
Expense Ratio, Percent	0.70%	[23]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class II shares at NAV returned 8.88%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%.
  The Portfolio’s Benchmark Return Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio maintained a longer average U.S. duration position of 0.4 years compared to the benchmark, which was advantageous as yields decreased in the latter part of the period. Additionally, the positioning of the yield curve in relation to the benchmark contributed positively.
  The Portfolio benefited from its exposure to catastrophe bonds, which is an asset allocation outside of the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class II shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class II	8.88%	0.51%	2.59%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 127,766,759
Holdings Count | Holding	763	[24]
Advisory Fees Paid, Amount	$ 421,760
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$127,766,759%
Total number of portfolio holdings	763^^
Total advisory fee paid	$421,760
Portfolio turnover rate	35%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	41.5%
Corporate Bonds	34.4%
Asset Backed Securities	8.5%
Collateralized Mortgage Obligations	5.9%
Commercial Mortgage-Backed Securities	4.9%
Affiliated Closed-End Fund∞	3.3%
Foreign Government Bonds	0.6%
Mutual Funds	0.5%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class II shares of the Predecessor Portfolio received Class II shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

C000256358 [Member]
Shareholder Report [Line Items]
Fund Name	Victory Pioneer Bond VCT Portfolio
Class Name	Class I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the “Portfolio”) (successor to Pioneer Bond VCT Portfolio) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	800-225-6292
Additional Information Website	advisor.vcm.com/literature/mutual-fund-prospectuses
Expenses [Text Block]
What were the Portfolio costs for the last year?+
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%
+	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.

Expenses Paid, Amount	$ 47	[25]
Expense Ratio, Percent	0.45%	[25]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected Portfolio performance?
  For the fiscal year ended December 31, 2025, the Portfolio’s Class I shares at NAV returned 9.17%. For the same period, the Portfolio’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 7.30%.
  The Portfolio’s Benchmark Return Performance (“BRP”) benefited from allocations to non-agency mortgage-backed securities, commercial mortgage backed securities and the financial sector.
  Security selection in the financial and industrials sectors contributed to the Portfolio’s BRP while selection in the agency mortgage backed securities sector detracted.
  The Portfolio maintained a longer average U.S. duration position of 0.4 years compared to the benchmark, which was advantageous as yields decreased in the latter part of the period. Additionally, the positioning of the yield curve in relation to the benchmark contributed positively.
  The Portfolio benefited from its exposure to catastrophe bonds, which is an asset allocation outside of the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Portfolio Performance
The line graph below shows the change in value of a $10,000 investment made in Class I shares of the Portfolio at net asset value during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Index.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Net Asset Value Class I	9.17%	0.74%	2.84%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Apr. 01, 2025
Updated Performance Information Location [Text Block]	Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results.
Net Assets	$ 127,766,759
Holdings Count | Holding	763	[26]
Advisory Fees Paid, Amount	$ 421,760
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
KEY PORTFOLIO STATISTICS
(as of December 31, 2025)
Portfolio net assets	$127,766,759%
Total number of portfolio holdings	763^^
Total advisory fee paid	$421,760
Portfolio turnover rate	35%
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of December 31, 2025 ) *
U.S. Government and Agency Obligations	41.5%
Corporate Bonds	34.4%
Asset Backed Securities	8.5%
Collateralized Mortgage Obligations	5.9%
Commercial Mortgage-Backed Securities	4.9%
Affiliated Closed-End Fund∞	3.3%
Foreign Government Bonds	0.6%
Mutual Funds	0.5%
Preferred Stock	0.3%
Senior Secured Floating Rate Loan Interests	0.1%
*	As a percentage of total investments excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.

Material Fund Change [Text Block]
Material Portfolio Changes
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.
In the Reorganization, shareholders holding Class I shares of the Predecessor Portfolio received Class I shares of the Portfolio.
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Material Fund Change Name [Text Block]
Effective April 1, 2025, Pioneer Bond VCT Portfolio (the “Predecessor Portfolio”) reorganized with Victory Pioneer Bond VCT Portfolio (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Portfolio on March 27, 2025. The Predecessor Portfolio is the accounting survivor of the Reorganization. Accordingly, the Predecessor Portfolio’s performance and financial history have become the performance and financial history of the Portfolio.

Material Fund Change Adviser [Text Block]
Victory Capital Management Inc. (the “Adviser”) is the Portfolio’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Portfolio’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

[1]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[2]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[3]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[4]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[5]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[6]	Excluding short-term investments and all derivative contracts except for options purchased.
[7]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[8]	Excluding short-term investments and all derivative contracts except for options purchased.
[9]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[10]	Excluding short-term investments and all derivative contracts except for options purchased.
[11]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[12]	Excluding short-term investments and all derivative contracts except for options purchased.
[13]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[14]	Excluding short-term investments and all derivative contracts except for options purchased.
[15]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[16]	Excluding short-term investments and all derivative contracts except for options purchased.
[17]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[18]	Excluding short-term investments and all derivative contracts except for options purchased.
[19]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[20]	Excluding short-term investments and all derivative contracts except for options purchased.
[21]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[22]	Excluding short-term investments and all derivative contracts except for options purchased.
[23]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[24]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
[25]	This table does not reflect any charges that are, or may be, imposed under your variable life insurance policy or variable annuity contract. If such charges were reflected, expenses would be higher.
[26]	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.